Related Party Disclosures (Details) - Schedule of Other Related Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ionix SPA [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	IT license services	IT license services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 637	$ 440
Effect on Expenses	637	440
Effect on Financial position, Accounts payable	$ 61	$ 32
Ionix SPA One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT support services	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 349	$ 334
Effect on Expenses	$ 349	$ 334
Servipag Ltda [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Joint venture	Joint venture
Description of the transaction, Type of service	IT support services	Software services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 386	$ 768
Effect on Expenses	$ 386	$ 768
Servipag Ltda One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Collection services	Collection services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 4,358	$ 4,405
Effect on Expenses	4,358	4,405
Effect on Financial position, Accounts payable	$ 432	$ 465
Servipag Ltda. Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Software services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 220
Effect on Expenses	$ 220
Bolsa de Comercio de Santiago, Bolsa de Valores [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Description of the transaction, Type of service	Service of financial information	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 362	$ 259
Effect on Expenses	362	$ 259
Effect on Financial position, Accounts payable	$ 1
Bolsa de Comercio de Santiago, Bolsa de Valores One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Brokerage commission	Service of financial information
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 344	$ 335
Effect on Expenses	$ 344	$ 335
Bolsa de Comercio de Santiago, Bolsa de Valores Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT support services	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 289	$ 310
Effect on Expenses	$ 289	$ 310
DCV Registros S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	IT services	IT services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 319	$ 275
Effect on Expenses	$ 319	$ 275
CCLV Contraparte Central S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Minority investments
Description of the transaction, Type of service	Brokerage commission
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 272
Effect on Expenses	$ 272
Redbanc S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Electronic transaction management services	Software development
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 15,570	$ 399
Effect on Expenses	15,570	$ 399
Effect on Financial position, Accounts payable	$ 1,589
Redbanc S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT proyect services	Electronic transaction management services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 542	$ 13,380
Effect on Expenses	$ 542	13,380
Effect on Financial position, Accounts payable		$ 1,223
Redbanc S.A. Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 330
Effect on Expenses	$ 330
Redbanc S.A. Three [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Fraud prevention services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 82
Effect on Expenses	$ 82
Sistemas Oracle de Chile Ltda. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	IT services	Software services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 91	$ 6,029
Effect on Expenses	$ 91	6,029
Effect on Financial position, Accounts payable		$ 2,281
Sistemas Oracle de Chile Ltda. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT support services	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 1,326	$ 2,873
Effect on Expenses	$ 1,326	$ 2,873
Depósito Central de Valores S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Quality control and custodial services	Custodial services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 1,026	$ 2,230
Effect on Expenses	1,026	2,230
Effect on Financial position, Accounts payable	$ 42	$ 53
Depósito Central de Valores S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Custodial services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 1,042
Effect on Expenses	$ 1,042
Manantial S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	General expenses	Materials and supplies
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 366	$ 224
Effect on Expenses	$ 366	224
Effect on Financial position, Accounts payable		$ 15
Universidad Del Desarrollo [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Loyalty
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 115
Effect on Expenses	115
Effect on Financial position, Accounts payable	$ 7
Universidad Adolfo Ibañez [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Training
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 334
Effect on Expenses	$ 334
Canal 13 S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Advertising service	Advertising service
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Monthly	Monthly
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 92	$ 584
Effect on Expenses	92	584
Effect on Financial position, Accounts payable	$ 36	$ 134
Nexus S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	General income	Customer product delivery services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 148	$ 1,185
Effect on Income	$ 148
Effect on Expenses		1,185
Effect on Financial position, Accounts payable		$ 1,679
Nexus S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Card processing	Card processing
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 3,487	$ 11,178
Effect on Expenses	$ 3,487	$ 11,178
Nexus S.A. Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT services	IT development services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 405	$ 1,565
Effect on Expenses	$ 405	$ 1,565
Nexus S.A. Three [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Embossing services	Embossing services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 235	$ 724
Effect on Expenses	$ 235	$ 724
Nexus S.A. Four [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Customer product delivery services	Fraud prevention services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 273	$ 1,234
Effect on Expenses	$ 273	$ 1,234
Nexus S.A. Five [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Fraud prevention services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 380
Effect on Expenses	$ 380
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Collection services	Collection services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 669	$ 588
Effect on Expenses	669	588
Effect on Financial position, Accounts payable	$ 61	$ 56
Comder Contraparte Central S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Securities clearing services	Securities clearing services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 703	$ 830
Effect on Expenses	$ 703	$ 830
Bolsa Electrónica de Chile S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Description of the transaction, Type of service	Comisión de corretaje	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 141	$ 153
Effect on Expenses	$ 141	$ 153
Bolsa Electrónica de Chile S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Service of financial information
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 84
Effect on Expenses	$ 84
Citigroup Global Markets INC [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Brokerage commission	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 363	$ 480
Effect on Expenses	$ 363	$ 480
Transbank S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Card processing	Processing fees
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 580	$ 1,150
Effect on Expenses	580	1,150
Effect on Financial position, Accounts payable	$ 51	$ 91
Transbank S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Project consultation	Exchange commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 153	$ 94,489
Effect on Income		94,489
Effect on Expenses	$ 153
Effect on Financial position, Accounts receivable		$ 8
Transbank S.A. Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Exchange commission
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 93,168
Effect on Income	93,168
Effect on Financial position, Accounts receivable	$ 9
Centro de Compensación Automatizado S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Fraud prevention services	Transfer services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 553	$ 2,340
Effect on Expenses	553	2,340
Effect on Financial position, Accounts payable	$ 300	$ 378
Centro de Compensación Automatizado S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Transfer services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 2,581
Effect on Expenses	$ 2,581
Centro de Compensación Automatizado S.A. Two [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	Collection services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 180
Effect on Expenses	$ 180
Artikos Chile S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Joint venture	Joint venture
Description of the transaction, Type of service	IT support services	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 457	$ 421
Effect on Expenses	457	421
Effect on Financial position, Accounts payable	$ 19	$ 17
Artikos Chile S.A. One [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Description of the transaction, Type of service	IT services	IT services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 383	$ 340
Effect on Expenses	$ 383	$ 340
Citibank N.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Connectivity business commissions	Connectivity business commissions
Description of the transaction, Term	Quarterly	Quarterly
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 5,867	$ 10,583
Effect on Income	5,867	10,583
Effect on Financial position, Accounts receivable	$ 2,517	$ 5,341
Nuevos Desarrollos S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 335	$ 303
Effect on Financial position, Accounts payable	$ 129	$ 392
Plaza Vespucio SPA [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Financial lease agreements
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 82
Effect on Financial position, Accounts payable	$ 261
Plaza Oeste [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 243	$ 221
Effect on Financial position, Accounts payable	$ 963	$ 1,039
Plaza del Trebol [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 292	$ 263
Effect on Financial position, Accounts payable	$ 373	$ 593
Plaza Tobalaba [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 128	$ 114
Effect on Financial position, Accounts payable	$ 229	$ 320
Plaza la Serena [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 246	$ 243
Effect on Financial position, Accounts payable	$ 714
Inmobiliaria Mall Calama [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 162	$ 178
Effect on Financial position, Accounts payable	$ 306	$ 505
Plaza Antofagasta [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Financial lease agreements
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 87
Enex S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Rent spaces for ATM
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 1,183
Effect on Expenses		1,183
Effect on Financial position, Accounts payable		$ 168
Inmobiliaria e Inversiones Capitolio S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Space rental
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 82
Effect on Expenses		$ 82
Tagle y Compañía Ltda. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Legal services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 126
Effect on Expenses		126
Effect on Financial position, Accounts payable		$ 6
Radiodifusión SPA [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Advertising service
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 105
Effect on Expenses		105
Effect on Financial position, Accounts payable		$ 4
Centros Comerciales vecinales Arauco Express S.A. [Member]
Related Party Disclosures (Details) - Schedule of Other Related Parties [Line Items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Financial lease agreements
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 114
Effect on Financial position, Accounts payable		$ 170